Business Combination - Schedule of Common Stock Outstanding (Detail) - shares	Mar. 29, 2023	Dec. 31, 2022
PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	579,949
Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding		288,009
Maxpro Capital Acquisition Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	103,500
Maxpro Capital Acquisition Corp. [Member] | PIPE Financing and Business Combination [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	579,949
Maxpro Capital Acquisition Corp. [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	544,210
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class A Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	4,900
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class B Common Stock [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	25,875
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Class A Common Stock Subject to Possible Redemption [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	799
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Post-Closing Apollomics Ordinary Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	312
Class A ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Conversion of Convertible Promissory Note [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	1,553
Class A Ordinary Shares Net of Redemptions [Member] | Maxpro Capital Acquisition Corp. [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	33,127
Class B ordinary Shares [Member] | Maxpro Capital Acquisition Corp. [Member] | Pipe Subscription Agreement [Member]
Disclosure of detailed information about business combination [line items]
Number of shares outstanding	2,300